Consolidated statement of income - PEN (S/) shares in Thousands, S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Interest and similar income	S/ 7,029,391	S/ 7,120,411	S/ 5,871,302
Interest and similar expenses	(2,480,270)	(2,592,366)	(1,661,689)
Net interest and similar income	4,549,121	4,528,045	4,209,613
Impairment loss on loans, net of recoveries	(1,720,179)	(1,981,818)	(830,551)
Loss due to impairment of financial investments	(47,521)	(7,500)	(12,752)
Net interest and similar income after impairment loss	2,781,421	2,538,727	3,366,310
Fee income from financial services, net	1,142,943	1,178,462	1,137,386
Net gain on foreign exchange transactions	433,691	306,431	380,154
Net gain (loss) on sale of financial investments	26,544	6,431	(14,285)
Net gain (loss) on financial assets at fair value through profit or loss	81,990	15,181	(308,256)
Net gain on investment property	128,164	73,072	84,631
Other income	121,222	156,700	400,181
Other operating income	1,934,554	1,736,277	1,679,811
Result from insurance activities	(169,789)	(178,392)	(252,854)
Other expenses
Salaries and employee benefits	(955,246)	(897,275)	(870,480)
Administrative expenses	(1,336,954)	(1,288,862)	(1,179,788)
Depreciation and amortization	(413,057)	(379,038)	(336,226)
Other expenses	(194,959)	(184,992)	(240,644)
Operating expense	(2,900,216)	(2,750,167)	(2,627,138)
Income before translation result and Income Tax	1,645,970	1,346,445	2,166,129
Exchange difference	(24,144)	8,427	(25,478)
Income tax	(314,365)	(275,596)	(462,537)
Net profit for the year	1,307,461	1,079,276	1,678,114
Attributable to:
IFS's shareholders	1,300,078	1,072,728	1,668,026
Non-controlling interest	7,383	6,548	10,088
Net profit for the year	S/ 1,307,461	S/ 1,079,276	S/ 1,678,114
Earnings per share attributable to IFS's shareholders, basic (stated in Soles)	S/ 11.376	S/ 9.327	S/ 14.452
Earnings per share attributable to IFS's shareholders, diluted (stated in Soles)	S/ 11.376	S/ 9.327	S/ 14.452
Weighted average number of outstanding shares (in thousands)	114,287	115,012	115,418